Bank and other Loans and Banking Facilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Bank and other Loans and Banking Facilities
Bank and other loans consist of the following:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Current portion of long term bank loans	$122,883	$5,224	$15,762	$18,157	$27,860
Short term third party loans	—	—	—	6,243	7,649

Total short term debt	122,883	5,224	15,762	24,400	35,509

Total Long term bank loans	$123,159	$184,766	$164,580	$146,295	$134,663
Debt insurance cost	(276)	—	—	—	—
Less: current maturities	(122,883)	(5,224)	(15,762)	(18,157)	(27,860)

Long term bank loans	$—	$179,542	$148,818	$128,138	$106,803

Summay of Maturities of Long-term Bank Loan
Future maturities of long-term bank loans are as follows:

At December 31,	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)
2022	$5,224	$—	$—	$—
2023	$17,195	$15,762	$—	$—
2024	$20,149	$18,470	$18,157	$—
2025	$31,398	$28,781	$28,293	$27,860
2026	$69,896	$64,071	$62,985	$62,532
2027	$17,780	$16,298	$16,022	$16,286
2028	$23,124	$21,198	$20,838	$21,028
2029	$—	$—	$—	$615
Thereafter	$—	$—	$—	$6,342

Total	$184,766	$164,580	$146,295	$134,663

Summary of Long-Term Bank Loans
The details of long-term bank loans during the years ended December 31, 2021, 2022, 2023 and 2024 are as follows:

	Year End December 31, 2020	Repayment	Year End December 31, 2021	Repayment
	(’000)	Frequency	(’000)	Frequency
Loan from Bank of Beijing (4)
Due August 14, 2022, at 6.46% per annum	$7,017	Quarterly	$—	—
Loan from Bank of China (1)
Due November 7, 2028, at 6.072% per annum	$95,559	Semi-annually	$94,601	Semi-annually
Loan from Xiamen International Bank (6)
Due January 6, 2022, at 7.40% per annum	$16,365	Semi-annually	$—	—
Loan from Industrial Bank (5)
Due October 20, 2022, at 6.175% per annum	$4,218	Quarterly	$—	—
Loan from Bank of Guangzhou (2)
Due August 25, 2026, at 6.5% per annum	$—	—	$90,165	Semi-annually

Total	$123,159		$184,766

	Year End December 31, 2022	Repayment	Year End December 31, 2023	Repayment
	(’000)	Frequency	(’000)	Frequency
Loan from Bank of China (1)
Due November 7, 2028, at 6.072% per annum	$81,929	Semi-annually	$73,170	Semi-annually
Loan from Bank of Guangzhou (2)
Due August 25, 2026, at 6.5% per annum	$82,651	Semi-annually	$73,125	Semi-annually

Total	$164,580		$146,295

	Year End December 31, 2024	Repayment
	(’000)	Frequency
Loan from Bank of China (1)
Due November 7, 2028, at 6.072% per annum	$62,172	Semi-annually
Loan from Bank of Guangzhou (2)
Due August 25, 2026, at 6.5% per annum	$64,006	Semi-annually
Loan from Shenzhen Rural Commercial Bank (3)
Due December 26, 2032, at 4.5% per annum and December 31, 2029, at 3.4% per annum	$8,485	per month

Total	$134,663